Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET
Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	141,594,170	223,544,396	35,078,994
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	141,594,170	223,544,396	35,078,994

No amounts have been written off during the years ended December 31, 2019, 2020 and 2021, respectively.